Average Annual Total Returns		12 Months Ended	38 Months Ended
		Dec. 31, 2024	Dec. 31, 2024
Bloomberg World Large & Mid Cap Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.95%	5.24%
60% MSCI World Index and 40% Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[2],[3]	11.78%	3.22%
Goose Hollow Tactical Allocation ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.73%	6.24%
Performance Inception Date			Nov. 16, 2021
Goose Hollow Tactical Allocation ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.71%	5.53%
Goose Hollow Tactical Allocation ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.81%	4.54%

[1]	The Bloomberg World Large and Mid Cap Index aims to reflect the performance of a portfolio allocating fixed weights to fixed income and equity components. It tracks the performance of large and mid-cap companies across both developed and emerging markets, covering 23 developed and 26 emerging countries. Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.
[2]	The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate pass-throughs), ABS and CMBS (agency and non-agency). Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.
[3]	The MSCI World Index is a broad global equity index that represents the performance of large and mid-cap companies in 23 developed markets around the world. The index covers approximately 85% of the free float-adjusted market capitalization in each country represented. Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.